LOSS BEFORE TAXATION (Details Textual) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of LOSS BEFORE TAXATION [Line Items]
Employee benefits expense	¥ 42,246,000	¥ 68,025,000	¥ 62,075,000
Inventory write-down	55,973,000	(2,733,000)	75,078,000
Cost of inventories [Member]
Disclosure of LOSS BEFORE TAXATION [Line Items]
Employee benefits expense	27,087,000	48,857,000	45,886,000
Post-employment benefit expense, defined contribution plans	4,135,000	6,984,000	4,845,000
Operating Lease Payment	13,902,000	13,902,000	13,902,000
Reversal of inventory write-down	55,973,000
Inventory write-down		(2,733,000)	75,078,000
Depreciation and amortisation expense	¥ 8,457,000	¥ 11,203,000	¥ 37,545,000